Other revenues and expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Other revenues and expenses	Other income and expensesFinancial income and expenses
Financial income:

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$177	$850	$1,401
Gain on debt extinguishment (Note 17.1)	247	13,952	—
Change in fair value of derivative financial instruments (Note 17.1)	3,200	3	45,000
Foreign exchange gain	1,166	3,037	4,161
Total financial income	$4,790	$17,842	$50,562
Financial expenses:

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Interest on loans	$9,584	$22,465	$11,140
Interest on lease contracts (see Note 18)	479	321	229
Interest on financing component of revenue contracts (see Notes 21 and 22)	115	69	715
Loss on debt extinguishment (Note 17.1)	—	—	29,348
Interest on supplier payable with extended payment terms	286	142	—
Other bank fees and financial charges	946	731	414
Foreign exchange loss	1,858	2,543	5,271
Total financial expenses	$13,268	$26,271	$47,117
For the year ended December 31, 2025, interest on loans included $10,945,000 related to convertible debt instruments issued in 2025 and the French government debt financing received in 2020 (compared with $22,409,000 and $9,566,000 for the years ended December 31, 2024 and 2023, respectively, which also included convertible debt instruments issued in 2021 and 2019 and bridge loans received in 2024 and in late 2023) (See Note 17.1 to the Consolidated Financial Statements).
The net foreign exchange loss of $1,110,000 for the year ended December 31, 2025 (2024: net foreign exchange gain of $494,000; 2023: net foreign exchange loss $692,000) arises primarily from euro-based monetary liabilities.
For the year ended December 31, 2025, a gain of $45,000,000 (2024 : gain of $3,000; 2023: gain of $3,200,000) was recognized, related to the change in fair value of derivative financial instruments (See Note 17.1 to the Consolidated Financial Statements).
For the year ended December 31, 2025, loss of $29,348,000 (2024: gain of $13,952,000; 2023: gain of $247,000) was recognized related to the impact of the convertible debt extinguishment and loans (see Note 17.1 to the Consolidated Financial Statements).
Cost of revenue and operating expenses
The tables below present the cost of revenue and operating expenses by nature of expense:

		Year ended December 31,
	Note	2023	2024	2025
		(in thousands)
Included in cost of revenue:
Cost of components		$5,071	$5,846	$7,519
Depreciation and impairment	9	395	289	527
Amortization of intangible assets	10	118	164	170
Wages and benefits		2,059	1,341	1,224
Share-based payment expense	16	131	84	19
Assembly services, royalties and other		1,702	1,368	2,754
		$9,476	$9,092	$12,213

		Year ended December 31,
	Note	2023	2024	2025
		(in thousands)
Included in operating expenses (income) (between gross profit and operating result):
Gain on sale of 4G intangible and tangible assets, net	4	—	(153,129)	$—
Depreciation and impairment	9	$4,082	$2,814	2,197
Amortization of intangible assets	10	7,346	4,145	2,784
Impairment of 5G broadband platform intangible and tangible assets		—	56,633	—
Digital assets impairment losses	11	—	—	67,375
Digital assets losses on sales, net	11	—	—	6,102
Wages and benefits		36,014	39,637	29,642
Share-based payment expense	16	6,973	4,006	2,992
Foreign exchange (gains) losses related to hedges of euro		(180)	(47)	144
Rent, supplies, external services and other, net of capitalization of research and developments costs		(257)	4,147	14,768
		$53,978	$(41,794)	$126,004
The impact of capitalization of research and development costs is shown as a reduction of "Rent, supplies, external services and other, net" (See Note 6.4. to the Consolidated Financial Statements).Employee benefits expense

		Year ended December 31,
	Note	2023	2024	2025
		(in thousands)
Wages and salaries		$28,863	$31,458	$23,972
Social security costs and other payroll taxes		9,087	9,270	6,895
Other benefits		159	171	112
Pension costs		(36)	79	(113)
Share-based payment expenses	16	7,104	4,090	3,011
Total employee benefits expense		$45,177	$45,068	$33,877
The amount recognized as an expense for mandatory social tax contributions amounts to $1,199,000 for the year ended December 31, 2025 ($1,465,000 and $1,483,000 for the years ended December 31, 2023 and 2024, respectively).
Research and development expense and tax credit receivable
The research tax credit in France is deducted from corporate income taxes due; if taxes due are not sufficient to cover the full amount of the credit, the balance is received in cash three years later (one year later if the Company is below certain size criteria, which was the case for each of the years ended December 31, 2025, 2024 and 2023). The Company also has research tax credits available in the United Kingdom relating to 2025 and 2024.

Total research tax credit receivable as of December 31, 2025 is $6,295,000, ($1,437,000 relating to tax credits receivables for 2025, $4,343,000 relating to tax credits receivables for 2024, $133,000 for 2023, $118,000 for 2022, $146,000 for 2021 and $118,000 for 2020). Part of the amount was financed in 2024 and reimbursed in February 2025 as the company decided to terminate the financing agreement (see Note 17.3 to the Consolidated Financial Statements).
In the years ended December 31, 2023 and 2024, the Company capitalized costs related to the development of LTE Category 1 chipset and of the 5G broadband platform. In the year ended December 31, 2025, the Company developed a variant of 5G, eRedCap, but no costs were capitalized since the relevant accounting requirements were not met.
The impact of the reduction of research and development expense due to government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Research and development costs	$53,018	$47,566	$37,018
Research tax credit	(5,374)	(3,821)	(1,714)
Government and other grants	(1,834)	(1,939)	(4,062)
Development costs capitalized (*)	(22,328)	(15,485)	(120)
Amortization of capitalized development costs	2,642	2,206	61
Total research and development expense	$26,124	$28,527	$31,183
(*) Reflecting reduction for research tax credits of $1,371,000 and $2,145,000 for the years ended December 31, 2024 and 2023, respectively.